CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 162,367	$ 22,868	¥ 183,188	¥ 357,552
Cost of revenues	(68,942)	(9,710)	(70,537)	(85,290)
Gross profit	93,425	13,158	112,651	272,262
Operating expenses:
Selling and marketing expenses	(157,004)	(22,114)	(127,696)	(274,670)
General and administrative expenses	(44,666)	(6,291)	(64,708)	(72,788)
Research and development expenses	(11,267)	(1,587)	(19,799)	(35,651)
Impairment of long-lived assets	(1,515)	(213)	(19,743)	0
Total operating expenses	(214,452)	(30,205)	(231,946)	(383,109)
Loss from operations	(121,027)	(17,047)	(119,295)	(110,847)
Other income/(expenses):
Interest income/(expenses), net	(143)	(20)	(174)	625
Foreign exchange (loss)/gain	(259)	(37)	444	(149)
Gain from equity method investments	181	26	26	258
Impairment of long-term investment	0	0	0	(700)
Impairment of goodwill	0	0	(69,853)	0
Change in fair value of warrant liability	20,732	2,920	11,219	0
Other income, net	17,545	2,471	5,692	8,868
Loss before income taxes	(82,971)	(11,687)	(171,941)	(101,945)
Income tax benefit	0	0	5,451	0
Net loss	(82,971)	(11,687)	(166,490)	(101,945)
Net loss attributable to TuanChe Limited's ordinary shareholders | ¥	(82,971)		(166,490)	(101,945)
Other comprehensive (loss) income:
Foreign currency translation adjustments	125	18	(1,008)	(1,603)
Total other comprehensive (loss) income	125	18	(1,008)	(1,603)
Total comprehensive loss	¥ (82,846)	$ (11,669)	¥ (167,498)	¥ (103,548)
Net loss attributable to the TuanChe Limited's ordinary shareholders per share
Basic (in dollars per share) | (per share)	¥ (0.20)	$ (0.03)	¥ (0.52)	¥ (0.33)
Diluted (in dollars per share) | (per share)	¥ (0.20)	$ (0.03)	¥ (0.52)	¥ (0.33)
Weighted average number of ordinary shares
Basic (in shares)	406,802,365	406,802,365	319,539,180	306,792,324
Diluted (in shares)	406,802,365	406,802,365	319,539,180	306,792,324
Share-based compensation expenses included in:
Selling and marketing expenses	¥ 74	$ 10	¥ 1,556	¥ 2,123
General and administrative expenses	7,720	1,087	4,868	3,928
Research and development expenses	1,752	247	3,858	3,746
Auto shows
Net revenues
Total net revenues	111,349	15,683	53,962	242,860
Special promotion events
Net revenues
Total net revenues	3,166	446	1,609	3,994
Referral service for commercial bank
Net revenues
Total net revenues	2,572	362	44,202	67,010
Online marketing
Net revenues
Total net revenues	23,411	3,297	50,757	14,489
Others
Net revenues
Total net revenues	¥ 21,869	$ 3,080	¥ 32,658	¥ 29,199